Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Diversified REITs 3.2%
Alexander & Baldwin, Inc.	326,185	7,185,855
American Assets Trust, Inc.	236,749	8,144,166
Broadstone Net Lease, Inc.	714,470	17,861,750
DigitalBridge Group, Inc. *	2,213,053	17,615,902
Empire State Realty Trust, Inc., Class A	634,568	5,768,223
Essential Properties Realty Trust, Inc.	531,429	14,364,526
Global Net Lease, Inc.	451,261	6,407,906
iStar, Inc.	322,446	7,848,336
PS Business Parks, Inc.	90,458	15,848,242
STORE Capital Corp.	1,099,451	36,215,916
Washington Real Estate Investment Trust	380,679	9,593,111
WP Carey, Inc.	828,624	63,265,442
		210,119,375

Health Care REITs 7.9%
CareTrust REIT, Inc.	436,786	8,827,445
Community Healthcare Trust, Inc.	104,638	4,502,573
Diversified Healthcare Trust	1,072,893	2,993,372
Global Medical REIT, Inc.	271,791	4,441,065
Healthcare Realty Trust, Inc.	654,479	20,498,282
Healthcare Trust of America, Inc., Class A	984,093	33,419,798
Healthpeak Properties, Inc.	2,423,700	79,642,782
LTC Properties, Inc.	176,805	5,615,327
Medical Properties Trust, Inc.	2,678,701	57,029,544
National Health Investors, Inc.	206,150	10,769,276
Omega Healthcare Investors, Inc.	1,074,018	30,008,063
Physicians Realty Trust	977,735	17,433,015
Sabra Health Care REIT, Inc.	993,401	12,844,675
Ventas, Inc.	1,769,407	83,020,576
Welltower, Inc.	1,900,282	151,300,453
		522,346,246

Hotel & Resort REITs 2.5%
Apple Hospitality REIT, Inc.	954,239	14,332,670
Ashford Hospitality Trust, Inc. *	125,199	1,333,369
Braemar Hotels & Resorts, Inc. *	237,019	1,033,403
Chatham Lodging Trust *	219,991	2,620,093
DiamondRock Hospitality Co. *	948,146	8,258,352
Hersha Hospitality Trust *	148,464	1,310,937
Host Hotels & Resorts, Inc. *	3,210,644	50,407,111
Park Hotels & Resorts, Inc. *	1,063,850	17,702,464
Pebblebrook Hotel Trust	590,382	12,368,503
RLJ Lodging Trust	749,123	9,431,458
Ryman Hospitality Properties, Inc. *	247,689	19,171,129
Service Properties Trust	741,172	6,307,374
Summit Hotel Properties, Inc. *	478,332	4,281,071
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunstone Hotel Investors, Inc. *	984,501	10,701,526
Xenia Hotels & Resorts, Inc. *	513,935	8,053,361
		167,312,821

Industrial REITs 13.2%
Americold Realty Trust	1,174,035	38,320,502
Duke Realty Corp.	1,701,496	99,248,262
EastGroup Properties, Inc.	181,711	37,014,531
First Industrial Realty Trust, Inc.	580,710	35,080,691
Industrial Logistics Properties Trust	293,770	6,509,943
Innovative Industrial Properties, Inc.	107,614	27,638,504
Lexington Realty Trust	1,248,912	18,796,126
Monmouth Real Estate Investment Corp.	442,009	9,180,527
Prologis, Inc.	3,291,533	496,198,600
Rexford Industrial Realty, Inc.	619,451	43,411,126
STAG Industrial, Inc.	728,656	31,754,828
Terreno Realty Corp.	317,155	24,151,353
		867,304,993

Office REITs 7.0%
Alexandria Real Estate Equities, Inc.	623,527	124,749,047
Boston Properties, Inc.	639,091	68,919,573
Brandywine Realty Trust	768,593	9,876,420
Columbia Property Trust, Inc.	516,935	9,925,152
Corporate Office Properties Trust	504,718	12,951,064
Cousins Properties, Inc.	668,608	25,246,638
Douglas Emmett, Inc.	789,108	25,859,069
Easterly Government Properties, Inc.	377,590	7,918,062
Equity Commonwealth *	548,551	13,960,623
Highwoods Properties, Inc.	468,668	20,246,458
Hudson Pacific Properties, Inc.	685,828	16,693,053
JBG SMITH Properties	522,318	14,515,217
Kilroy Realty Corp.	471,281	30,411,763
Mack-Cali Realty Corp. *	359,274	6,003,469
Office Properties Income Trust	217,007	5,149,576
Orion Office REIT, Inc. *	247,751	4,402,535
Paramount Group, Inc.	738,878	5,881,469
Piedmont Office Realty Trust, Inc., Class A	558,379	9,704,627
SL Green Realty Corp.	302,051	20,971,401
Vornado Realty Trust	714,933	28,697,411
		462,082,627

Residential REITs 15.9%
American Campus Communities, Inc.	625,494	32,363,060
American Homes 4 Rent, Class A	1,231,671	49,377,690
Apartment Income REIT Corp.	705,804	35,826,611
Apartment Investment & Management Co., Class A *	676,388	5,012,035
AvalonBay Communities, Inc.	627,862	149,977,396
Camden Property Trust	452,314	74,726,796
Centerspace	63,051	6,443,182
Equity LifeStyle Properties, Inc.	768,605	62,487,586

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Residential	1,532,354	130,725,120
Essex Property Trust, Inc.	292,464	99,273,980
Independence Realty Trust, Inc.	472,913	11,586,368
Invitation Homes, Inc.	2,592,602	104,844,825
Mid-America Apartment Communities, Inc.	521,761	107,613,206
NexPoint Residential Trust, Inc.	101,887	7,598,732
Preferred Apartment Communities, Inc.	236,592	3,118,283
Sun Communities, Inc.	521,244	98,296,194
UDR, Inc.	1,254,861	71,188,265
		1,050,459,329

Retail REITs 11.5%
Acadia Realty Trust	397,637	8,028,291
Agree Realty Corp.	309,953	20,940,425
American Finance Trust, Inc.	530,576	4,212,773
Brixmor Property Group, Inc.	1,335,371	30,366,337
Federal Realty Investment Trust	314,742	38,609,401
Getty Realty Corp.	175,183	5,348,337
Kimco Realty Corp.	2,758,936	61,855,345
Kite Realty Group Trust	981,787	19,753,554
National Retail Properties, Inc.	789,560	34,819,596
NETSTREIT Corp.	177,807	3,794,401
Phillips Edison & Co., Inc.	87,972	2,759,682
Realty Income Corp.	2,477,549	168,275,128
Regency Centers Corp.	687,492	47,670,695
Retail Opportunity Investments Corp.	546,289	9,592,835
RPT Realty	365,534	4,649,593
Seritage Growth Properties, Class A *	163,140	2,347,585
Simon Property Group, Inc.	1,477,785	225,864,659
SITE Centers Corp.	806,128	12,140,288
Spirit Realty Capital, Inc.	535,553	23,864,242
Tanger Factory Outlet Centers, Inc.	467,573	9,262,621
The Macerich Co.	958,340	18,074,292
Urban Edge Properties	494,796	8,525,335
		760,755,415

Specialized REITs 38.7%
American Tower Corp.	2,026,525	531,922,282
CoreSite Realty Corp.	198,786	34,002,345
Crown Castle International Corp.	1,924,367	349,561,266
CubeSmart	967,669	52,176,712
CyrusOne, Inc.	557,728	49,648,947
Digital Realty Trust, Inc.	1,270,859	213,173,889
EPR Properties	336,534	15,520,948
Equinix, Inc.	343,542	279,024,812
Extra Space Storage, Inc.	601,758	120,351,600
Four Corners Property Trust, Inc.	342,897	9,265,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	1,000,964	45,163,496
Gladstone Land Corp.	128,547	3,672,588
Iron Mountain, Inc.	1,301,714	59,149,884
Lamar Advertising Co., Class A	390,179	42,630,957
Life Storage, Inc.	352,211	46,541,161
National Storage Affiliates Trust	366,872	22,518,603
Outfront Media, Inc.	655,106	16,371,099
PotlatchDeltic Corp.	301,642	16,330,898
Public Storage	685,599	224,451,401
Rayonier, Inc.	635,585	24,006,045
Safehold, Inc.	59,914	4,286,248
SBA Communications Corp.	492,685	169,385,103
The GEO Group, Inc.	552,421	4,640,336
Uniti Group, Inc.	1,049,003	13,920,270
VICI Properties, Inc.	2,760,985	75,098,792
Weyerhaeuser Co.	3,371,842	126,814,978
		2,549,629,737
Total Common Stocks (Cost $5,295,853,447)		6,590,010,543

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	6,024,836	6,024,836
Total Short-Term Investments (Cost $6,024,836)		6,024,836
Total Investments in Securities (Cost $5,301,878,283)		6,596,035,379

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/17/21	188	7,809,520	(218,429)

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$6,590,010,543	$—	$—	$6,590,010,543
Short-Term Investments[1]	6,024,836	—	—	6,024,836
Liabilities
Futures Contracts[2]	(218,429)	—	—	(218,429)
Total	$6,595,816,950	$—	$—	$6,595,816,950

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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